UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06120

THE FIRST ISRAEL FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:           Schedule of Investments

The First Israel Fund, Inc.

Schedule of Investments

September 30, 2007 (Unaudited)

	No. of
Description	Shares	Value
EQUITY OR EQUITY-LINKED SECURITIES-90.01%
Israel-89.14%

Aerospace & Defense-1.52%
Elbit Systems Ltd.	19,500	$925,476
FMS Enterprises Migun Ltd.	12,500	483,905
		1,409,381
Airlines-0.17%
EL AL Israel Airlines †	275,000	154,068

Beverages-0.27%
Mayanot Eden Ltd. †	26,500	249,770

Capital Markets-1.21%
IBI Investment House Ltd.	92,500	1,121,197

Chemicals-10.18%
Israel Chemicals Ltd.	732,500	6,821,029
Makhteshim-Agan Industries Ltd. †	292,501	2,626,501
		9,447,530
Commercial Banks-15.37%
Bank Hapoalim Ltd.	1,050,000	5,431,721
Bank Leumi Le-Israel Ltd.	1,192,500	5,286,983
F.I.B.I. Holdings Ltd. †	23,000	419,352
First International Bank of Israel Ltd. †	31,442	81,926
Israel Discount Bank Ltd., Class A †	1,000,000	2,287,940
United Mizrahi Bank Ltd.	100,000	751,415
		14,259,337
Communications Equipment-2.93%
AudioCodes Ltd. †	20,000	104,390
AudioCodes Ltd. †	50,000	273,500
ECI Telecom Ltd. †	70,564	702,817
NICE Systems Ltd., ADR †	24,200	867,328
RADWARE Ltd. †	49,300	773,517
		2,721,552
Construction & Engineering-2.60%
Housing & Construction Holdings Ltd. †	1,020,000	2,113,552
Minrav Holdings Ltd. †	4,500	298,109
		2,411,661
Diversified Financial Services-1.35%
Ampal-American Israel Corp., Class A †	135,000	758,700
Habas †	32,257	117,589
Polar Investments Ltd. †	27,500	374,713
		1,251,002
Diversified Telecommunication Services-5.18%
Bezeq Israeli Telecommunication Corporation Ltd.	2,775,000	4,806,431

Electrical Equipment & Instruments-4.10%
Electra (Israel) Ltd. †	3,225	567,465
Elron Electronic Industries Ltd. †	5,000	64,536
Melta Inter Industry Ltd.	140,000	238,758
Nisko Industries (1992) Ltd.	13,500	99,539
Orbotech, Ltd. †	66,755	1,403,858
Priortech Ltd. †	45,000	342,640
Rapac Electronics Ltd.	77,900	532,849
Rapac Technologies (2000) Ltd.	25,500	299,261
Telsys Ltd.	41,007	256,189
		3,805,095
Food & Staples Retailing-0.22%
Blue Square Chain Investments & Properties Ltd.	11,605	105,620
Gan Shmuel Food Industries	16,940	97,654
		203,274
Household Durables-1.69%
Africa-Israel Investments Ltd.	2,000	189,215
Elco Holdings Ltd.	92,345	1,379,070
		1,568,285
Household Products-0.58%
Albad Massuot Yitzhak Ltd.	51,500	535,119

Industrial Conglomerates-5.55%
Clal Industries Ltd.	152,500	887,605
Discount Investment Corporation	20,000	625,485
Granite Hacarmel Investments Ltd. †	92,500	241,009
IDB Development Corporation Ltd.	40,001	1,369,268
IDB Holding Corporation Ltd.	37,501	1,119,058
Koor Industries Ltd.	11,250	909,096
		5,151,521

Insurance-8.02%
Clal Insurance Enterprise Holdings Ltd.	49,500	1,304,443
Harel Insurance Investments Ltd.	110,000	6,140,996
		7,445,439
Investment & Holding Companies-0.02%
The Renaissance Fund LDC † ‡	60	21,689

Machinery-0.08%
Plasson Ltd.	2,500	75,690

Oil, Gas & Consumable Fuels-0.05%
Paz Oil Company Ltd.	1,050	43,098

Paper & Forest Products-0.40%
American Israeli Paper Mills Ltd. †	6,089	368,730

Pharmaceuticals-13.89%
Bioline RX Ltd. †	350,471	394,839
DeveloGen AG † *	497	29,843
Perrigo Co.	132,500	2,936,917
Teva Pharmaceutical Industries Ltd., ADR	214,300	9,529,921
		12,891,520
Real Estate Management & Development-1.28%
Gazit Globe (1982) Ltd.	62,500	744,249
Industrial Buildings Corporation Ltd.	150,098	362,992
Property & Building Corporation Ltd. †	501	77,385
		1,184,626
Road & Rail-0.88%
Dan Vehicle & Transportation	97,500	817,779

Semiconductor & Semiconductor Equipment-1.09%
Camtek Ltd. †	29,400	87,612
DSP Group Inc. †	58,500	926,055
		1,013,667
Software-4.31%
Aladdin Knowledge Systems †	28,800	643,968
Check Point Software Technologies Ltd. †	83,100	2,092,458
ECtel Ltd. †	899	2,877
Formula Systems (1985) Ltd. †	72,500	1,004,021
Formula Vision Technologies Ltd.	161,240	72,126
MIND C.T.I. Ltd.	72,200	181,222
		3,996,672
Specialty Retail-0.11%
Dor Alon Energy in Israel (1988) Ltd.	10,000	104,477

Venture Capital-6.09%
ABS GE Capital Giza Fund, L.P. † ‡	1,250,001	197,850
Advent Israel (Bermuda) L.P. † ‡	1,682,293	44,631
BPA Israel Ventures LLC † ‡ #	1,674,588	1,104,816
Concord Ventures II Fund L.P. † ‡	2,000,000	579,700
Delta Fund I, L.P. † ‡	250,440	147,070
Formula Ventures L.P. † ‡	1,000,000	11,110
Giza GE Venture Fund III L.P. † ‡	1,250,000	964,725
K.T. Concord Venture Fund L.P. † ‡	1,000,000	157,509
Neurone Ventures II, L.P. † ‡ #	603,684	154,431
Pitango Fund II LLC † ‡	1,000,000	171,346
SVE Star Ventures Enterprises GmbH & Co. No. IX KG † ‡ #	1,901,470	1,034,837
Walden-Israel Ventures, L.P. † ‡	500,000	30,070
Walden-Israel Ventures III, L.P. † ‡ #	1,166,688	1,051,022
		5,649,117
Total Israel (Cost $50,184,067)		82,707,727

Global-0.87%
Venture Capital-0.87%
Emerging Markets Ventures I L.P. (Cost $1,251,466) † ‡ #	2,237,292	809,586

TOTAL EQUITY OR EQUITY-LINKED SECURITIES (Cost $51,435,533)		83,517,313

	Principal
	Amount (000’s)
SHORT-TERM INVESTMENT-10.40%
Grand Cayman-10.40%
Citibank N.A.,
overnight deposit, 4.12%,
10/01/07 (Cost $9,649,000)	$9,649	9,649,000

Total Investments-100.41% (Cost $61,084,533)		93,166,313

Liabilities in Excess of Cash and
Other Assets - (0.41)%		(382,719)

NET ASSETS-100.00%		$92,783,594

†	Non-income producing security.
‡

Restricted security, not readily marketable; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

*

Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.

#	As of September 30, 2007, the aggregate amount of open commitments for the Fund is $1,353,933.
ADR	American Depositary Receipts.

Security Valuation: The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. At September 30, 2007, the Fund held 7.0% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Directors with an aggregate cost of $12,355,470 and fair value of $6,510,235. The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

Restricted Securities - Certain of the Fund’s investments are restricted as to resale and are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values.

Security	Number of Shares	Acquisition Date(s)	Cost	Fair Value At 09/30/07	Value per Share	Percent of Net Assets	Distributions Received	Open Commitments
ABS GE Capital Giza Fund, L.P.	1,250,001	02/03/98 - 02/13/02	$995,002	$197,850	$0.16	0.21%	$1,605,498	—

Advent Israel (Bermuda) L.P.	1,682,293	06/16/93 - 01/16/98	1,759,554	44,631	0.03	0.05%	3,851,769	—

BPA Israel Ventures LLC	1,674,588	10/05/00 - 12/09/05	1,229,240	1,104,816	0.66	1.19%	—	$625,412

Concord Ventures II Fund L.P.	2,000,000	03/29/00 - 12/15/06	1,407,690	579,700	0.29	0.63%	75,777	—

Delta Fund I, L.P.	232,940	11/15/00 - 04/04/06	153,928	136,793	0.59	0.15%
	17,500	03/28/07	17,500	10,277	0.59	0.01%
	250,440		171,428	147,070		0.16%	45,794	—

Emerging Markets Ventures I L.P.	2,237,292	01/22/98 - 01/10/06	1,251,466	809,586	0.36	0.87%	1,961,513	262,708

Formula Ventures L.P.	1,000,000	08/06/99 - 06/14/04	152,980	11,110	0.01	0.01%	331,080	—

Giza GE Venture Fund III L.P.	1,250,000	1/31/00 - 11/23/06	924,605	964,725	0.77	1.04%	122,373	—

K.T. Concord Venture Fund L.P.	1,000,000	12/08/97 - 09/29/00	757,119	157,509	0.16	0.17%	544,497	—

Neurone Ventures II, L.P.	603,684	11/24/00 - 12/26/06	160,358	154,431	0.26	0.17%	255,657	157,500

Pitango Fund II LLC	1,000,000	10/31/96-08/01/01	443,204	171,346	0.17	0.18%	1,115,588	—

SVE Star Ventures Enterprises GmbH & Co. No. IX KG	1,750,000	12/21/00 - 05/04/06	1,265,547	952,402	0.54	1.03%
	1,470	02/28/07	—	800	0.54	0.00%
	150,000	08/06/07	150,000	81,635	0.54	0.09%
	1,901,470		1,415,547	1,034,837		1.12%	300,221	100,000

The Renaissance Fund LDC	60	03/30/94 - 03/21/97	212,811	21,689	361.48	0.02%	567,308	—

Walden-Israel Ventures, L.P.	500,000	09/28/93 - 05/16/97	264,104	30,070	0.06	0.03%	442,280	—

Walden-Israel Ventures III, L.P.	1,166,688	02/23/01 - 11/02/06	818,362	1,051,022	0.90	1.13%	789,972	208,313

Total			$11,963,470	$6,480,392		6.98%	$12,009,327	$1,353,933

The Fund may incur certain costs in connecting with the disposition of the above securities.

Federal Income Tax Cost - At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $61,084,533, $40,268,259, ($8,186,479) and $32,081,780,  respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:           Controls and Procedures

(a)         As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:           Exhibits

1.          The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE FIRST ISRAEL FUND, INC.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007